Deferred Tax Balances - Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,912	$ 3,688
Deferred tax liabilities	3,314	3,779
Charged/(credited) to the income statement	1,325	(335)	$ 81
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,349)	(2,749)
Deferred tax liabilities	4,716	2,828
Charged/(credited) to the income statement	488	1,394	(951)
Exploration expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	51	398
Charged/(credited) to the income statement	347	51	43
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	94	353
Deferred tax liabilities	(333)	(26)
Charged/(credited) to the income statement	(68)	(38)	14
Closure and rehabilitation provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	638	2,100
Deferred tax liabilities	(2,086)	(109)
Charged/(credited) to the income statement	(515)	(334)	(53)
Resource rent tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	122	359
Deferred tax liabilities	368	921
Charged/(credited) to the income statement	(309)	(119)	(179)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	108	173
Deferred tax liabilities	(227)	(239)
Charged/(credited) to the income statement	77	(268)	(2)
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11	(4)
Deferred tax liabilities	(16)
Charged/(credited) to the income statement	(31)	33	(9)
Deferred charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(36)	(383)
Deferred tax liabilities	602	187
Charged/(credited) to the income statement	68	(132)	56
Investments, including foreign tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	147	348
Deferred tax liabilities	671	458
Charged/(credited) to the income statement	414	(77)	70
Foreign exchange gains and losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3)	(134)
Deferred tax liabilities	133	(61)
Charged/(credited) to the income statement	63	(18)	(45)
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,999	2,759
Deferred tax liabilities	(82)
Charged/(credited) to the income statement	678	(148)	1,147
Lease liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	68	548
Deferred tax liabilities	(658)	(245)
Charged/(credited) to the income statement	67	(793)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	62	(80)
Deferred tax liabilities	226	65
Charged/(credited) to the income statement	$ 46	$ 114	$ (10)